UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended:  December 31, 2000

Institutional Investment Manager Filing this Report:

Name:	Holden, Tolbert, & Company
		120 East Sheridan
		Suite 105
		Oklahoma City, OK  73101

13F File Number:	28-06216

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	James Holden
Title:	President
Phone:
Signature, Place, and Date of Signing:

	James Holden   Oklahoma City, OK  December 31, 2000

Report Type:	13F Holdings Report




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FORM 13F

	[SEC USE ONLY]


Item 1	Item 2	Item 3	Item 4	Item 5	Item 6
Item 7	Item 8
					Investment Discretion
			Voting Authority (Shares)
	Title of	CUSIP	Fair Mkt	Shares of
	[b]Shared	[c]	Managers
Name of Issuer	Class	Number	Value	Principal	[a]
As Defined	Shared	See	[a]	[b]	[c]
				Amount	Sole	in Instr. V
Other	Instr V	Sole	Shared	None
Agilent Technologies	common	00846U-10-1	" 17,134 "
" 311,526 "	" 311,526 "	0	0	0	0
0	"311,526"
Allstate Corp	common	020002-10-1	" 13,860 "
" 315,000 "	" 315,000 "	0	0	0	0
0	"315,000"
American Express	common	025816-10-9	" 93,654 "
" 1,702,800 "	" 1,702,800 "	0	0	0	0
0	"1,702,800"
American International Gr	common	026874-10-7
" 61,816 "	" 624,400 "	" 624,400 "	0	0
0	0	0	"624,400"
Bank One	common	026874-10-7	" 54,878 "
" 1,483,198 "	" 1,483,198 "	0	0	0
0	0	"1,483,198"
"Berkshire Hathaway ""A"""	common	084670-10-8
" 41,464 "	 584 	 584 	0	0	0
0	0	584
"Berkshire Hathaway ""B"""	common	084670-20-7
 709 	 301 	 301 	0	0	0	0
0	301
Centerpoint Properties	common	151895-10-9	" 41,977
"	" 893,118 "	" 893,118 "	0	0
0	0	0	"893,118"
"Citigroup, Inc"	common	172967-10-1	" 71,400
"	" 1,400,000 "	" 1,400,000 "	0	0	0
	0	0	"1,400,000"
Davis Real Esrarte Fund	common	239103-30-2	 317 	"
14,416 "	" 14,416 "	0	0	0	0
0	"14,416"
General Electric	common	369604-10-3	 340 	"
7,084 "	" 7,084 "	0	0	0	0	0
"7,084"
General Mills	common	370334-10-4	" 4,500 "	"
100,000 "	" 100,000 "	0	0	0	0
0	"100,000"
Golden West Financial	common	381317-10-6	" 31,276 "
" 466,800 "	" 466,800 "	0	0	0	0
0	"466,800"
Hewlett Packard	common	428236-10-3	" 7,834 "	"
244,800 "	" 244,800 "	0	0	0	0
0	"244,800"
IBM	common	459200-10-1	" 1,012 "	" 11,900 "
" 11,900 "	0	0	0	0	0	"11,900"
Martin Marietta Materials	common	573284-10-6	" 41,227
"	" 981,600 "	" 981,600 "	0	0	0
0	0	"981,600"
Mass Mutual Corp Investor	common	576292-10-6	 233
" 10,594 "	" 10,594 "	0	0	0	0
0	"10,594"
McDonalds Corp	common	580135-10-1	" 21,046 "	"
619,000 "	" 619,000 "	0	0	0	0
0	"619,000"
Merck	common	589331-10-7	" 29,823 "	" 317,268 "
" 317,268 "	0	0	0	0	0	"317,268"
Morgan Stanley Dean Witte	common	617446-10-9	" 63,524
"	" 804,100 "	" 804,100 "	0	0	0	0
	0	"804,100"
Pall Corp	common	696429-30-7	 515 	" 24,518 "	"
24,518 "	0	0	0	0	0	"24,518"
Progressive Corp Ohio	common	743315-10-3	" 12,241 "	"
117,700 "	" 117,700 "	0	0	0	0	0
"117,700"
SBC Corp	common	783876-10-3	 265 	" 5,528 "	"
5,528 "	0	0	0	0	0	"5,528"
Transatlantic Holdings	common	893521-10-4	 249 	" 2,350 "
" 2,350 "	0	0	0	0	0	"2,350"
Vodafone Airtouch	ADR	92857T-10-7	" 17,060 "	"
473,890 "	" 473,890 "	0	0	0	0	0
"473,890"
Wells Fargo & Co	common	949740-10-4	" 163,479 "	"
2,910,550 "	" 2,910,550 "	0	0	0	0	0
"2,910,550"
COLUMN TOTALS			"$791,833 "
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